Fair Value Level 3 (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Table Text Block]
Following is a summary of losses as a result of the Company measuring long-lived assets at fair value on a non-recurring basis during the years ended December 31, 2015, 2014 and 2013, all of which were valued using Level 3 inputs.

	Year Ended December 31,
	2015	2014	2013
Long-lived assets held and used	$4	$5	$111
Long-lived assets held for disposal/abandonment	2	—	13
Total	$6	$5	$124

Fair Value, by Balance Sheet Grouping [Table Text Block]
The following table summarizes the carrying amount and fair value of the Company’s non-derivative financial instruments:

	Carrying Amount(1)	Fair Value
		Level 1	Level 2	Level 3	Total
December 31, 2015
Debt	$3,829	$—	$2,560	$10	$2,570
December 31, 2014
Debt	$3,834	$—	$3,386	$9	$3,395